Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenues
Total revenue	¥ 2,748,576	$ 376,553	¥ 1,586,397	¥ 5,332,779	[1]
Sales to offline distributors
Revenues
Total revenue	2,585,814		1,487,084	5,168,559
Others
Revenues
Total revenue	¥ 162,762		¥ 99,313	¥ 164,220

[1]	The Company acquired various companies on December 13, 2023, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of comprehensive income in prior year. Refer to Note 1 (e) for detailed information.